Summary of Significant Accounting Policies (FY) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation

The condensed consolidated financial statements include the accounts of WM Technology, Inc. and WM Holding Company, LLC and its subsidiaries, GMG Holdco, Inc., Weedmaps Media, LLC (“Weedmaps”), Ghost Management Group, LLC, WM Canada Holdings, Inc., WM Enterprise, LLC, WM Marketplace, LLC, Weedmaps Spain, S.LU., WM Retail, LLC, Grow One Software (Canada), Inc., Discovery Opco, LLC, WM Museum, LLC, WM Teal, LLC, Weedmaps Germany GmbH, Transport Logistics Holding Company, LLC and WM Loyalty, LLC. All significant intercompany balance and transactions have been eliminated upon consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of WM Holding Company, LLC and its subsidiaries, GMG Holdco, Inc., Weedmaps Media, LLC (“Weedmaps”), Ghost Management Group, LLC, WM Canada Holdings, Inc., WM Enterprise, LLC, WM Marketplace, LLC, Weedmaps Spain, S.L.U., WM Retail, LLC, Grow One Software (Canada), Inc., Discovery Opco, LLC, Weedmaps Germany GmbH, WM Teal, LLC, WM Museum, LLC, Weedmaps Artist Management, LLC, Ghost Gaming Holdings, LLC, WMBP Investment, LLC, and WMG Pharma GmbH. All significant intercompany balance and transactions have been eliminated upon consolidation.

Discontinued Operations
Discontinued Operations

Effective April 30, 2018, the Company sold 100% of the equity interests in WMG Pharma GmbH to an entity owned by its founders for $13,490 and on May 31, 2018, the Company divested its equity interests in Ghost Gaming Holdings, LLC, Weedmaps Artist Management, LLC, and WMBP Investment, LLC (collectively, “Divested Entities”) to certain of its members. The fair value based on a valuation report for the Divested Entities was $1,495,000. No gain or loss was recorded due to the related party nature of the divestiture; instead the divestiture was recorded as a deemed distribution in member’s equity. The activities of the Divested Entities were included in the consolidated financial statements through the date of the divestiture.

As a result of the Company’s decision to divest its interest in Divested Entities, the Company has reclassified and presented all related historical financial information as it relates to the Divested Entities as “discontinued operations” in the accompanying consolidated statements of operations as of and for the year ended December 31, 2018. In addition, all related activities have been excluded from footnote disclosures unless specifically referenced. These reclassifications have no effect on previously reported net income.

Foreign Currency
Foreign Currency

Assets and liabilities denominated in a foreign currency are translated into U.S. dollars using the exchange rates in effect at the balance sheet date. Revenue and expense accounts are translated at the average exchange rates during the periods. The impact of exchange rate fluctuations from translation of assets and liabilities is insignificant for the three and nine months ended September 30, 2021 and 2020.

Foreign Currency

Assets and liabilities denominated in a foreign currency are translated into U.S. dollars using the exchange rates in effect at the balance sheet date. Revenue and expense accounts are translated at the average exchange rates during the periods. The impact of exchange rate fluctuations from translation of assets and liabilities is insignificant for the years ended December 31, 2020, 2019 and 2018.

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the interim condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates made by management include, among others, the valuation of accounts receivable, the useful lives of long-lived assets, income taxes, website and internal-use software development costs, leases, valuation of goodwill and other intangible assets, valuation of warrant liability, deferred tax asset and tax receivable agreement liability, revenue recognition, stock-based compensation, and the recognition and disclosure of contingent liabilities.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates made by management include, among others, the valuation of accounts receivable, the useful lives of long-lived assets, income taxes, website and internal-use software development costs, valuation of goodwill and other intangible assets, revenue recognition, stock-based compensation, and the recognition and disclosure of contingent liabilities.

Risks and Uncertainties
Risks and Uncertainties

The Company operates in a relatively new industry where laws and regulations vary significantly by jurisdiction. Currently, several states permit medical or recreational use of cannabis; however, the use of cannabis is prohibited on a federal level in the United States. If any of the states that permit use of cannabis were to change their laws or the federal government was to actively enforce such prohibition, the Company’s business could be adversely affected.

In addition, the Company’s ability to grow and meet its operating objectives depends largely on the continued legalization of cannabis on a widespread basis. There can be no assurance that such legalization will occur on a timely basis, or at all.

Cash and Cash Equivalents
Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. At December 31, 2020, 2019 and 2018, the Company did not have any cash equivalents.

Accounts Receivable
Accounts Receivable

Accounts receivable is recorded at the invoiced amount and does not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The allowance for doubtful accounts is reviewed on a monthly basis and the Company reserves for all balances outstanding in excess of ninety days. Account balances are written off against the allowance when it is determined that it is probable that the receivable will not be recovered. The Company recorded a provision for doubtful accounts of $3.0 million and $0.9 million as of September 30, 2021 and December 31, 2020, respectively.

Accounts Receivable

Accounts receivable is recorded at the invoiced amount and does not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The allowance for doubtful accounts is reviewed monthly and past due balances are reviewed individually for collectability. Account balances are written off against the allowance when it is determined that it is probable that the receivable will not be recovered. As of December 31, 2020, and 2019, the Company recorded an allowance for bad debt of $857,382 and $913,715, respectively.

Property and Equipment
Property and Equipment

Property and equipment are stated at historical cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range from three to ten years. Leasehold improvements are amortized over the lesser of the related lease term or their estimated useful life. Expenditures for major renewals and betterments are capitalized, while minor replacements, maintenance and repairs, which do not extend the asset lives, are charged to operations as incurred. Costs related to website and internal-use software are primarily related to the Company’s website. The Company capitalizes its costs to develop software when preliminary development efforts are successfully completed, management has authorized and committed project funding and it is probable that the project will be completed, and the software will be used as intended. Such costs are amortized on a straight-line basis over the estimated useful life of the related asset.

Costs incurred prior to meeting these criteria, together with costs incurred for training and maintenance, are expensed as incurred. Costs incurred for enhancements that are expected to result in additional material functionality are capitalized and amortized over the estimated useful life of the upgrades. Upon sale or disposition, the cost and related accumulated depreciation and amortization are removed from the accounts, and any gain or loss is included in the Company’s results from operations.

Goodwill
Goodwill

Goodwill is the excess of the cost of an acquired entity over the net of the amounts assigned to assets acquired and liabilities assumed.

For impairment purposes, the Company assesses qualitative factors to determine if it is necessary to perform the two-step quantitative goodwill impairment test. The Company assesses qualitative factors to determine if its sole reporting unit’s fair value is more likely than not to exceed its carrying value, including goodwill. In the event the Company determines that it is more likely than not that its reporting unit’s fair value is less than its carrying amount, quantitative testing is performed comparing recorded values to estimated fair values. Quantitative testing compares the fair value of the reporting unit to its book value, including goodwill. If the book value exceeds the fair value, then the Company would calculate the potential impairment loss by comparing the implied fair value of goodwill with the book value. If the implied fair value of goodwill is less than the book value, then an impairment charge would be recorded. For the years ended December 31, 2020 and 2019, there were no impairment of goodwill. The Company has elected not to amortize goodwill.

Intangible Assets		Intangible Assets The Company’s intangible assets consist of trade and domain names, and software technology which are amortized using the straight-line method over 5 to 15 years.
Impairment of Long-Lived Assets
Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of these assets is determined by comparing the forecasted undiscounted cash flows attributable to such assets including any cash flows upon their eventual disposition to their carrying value. If the carrying value of the assets exceeds the forecasted undiscounted cash flows, then the assets are written down to their estimated fair value. For the years ended December 31, 2020 and 2019, there were no such impairments.

Revenue Recognition
Revenue Recognition

The Company’s revenues are derived primarily from monthly subscriptions and additional offerings for access to the Company’s Weedmaps platform and the Company’s SaaS solutions. The Company recognizes revenue when the fundamental criteria for revenue recognition are met. The Company recognizes revenue by applying the following steps: the contract with the customer is identified; the performance obligations in the contract are identified; the transaction price is determined; the transaction price is allocated to the performance obligations in the contract; and revenue is recognized when (or as) the Company satisfies these performance obligations in an amount that reflects the consideration it expects to be entitled to in exchange for those services.

Substantially all of the Company’s revenue is generated by providing standard listing and software subscription services and other paid listing subscriptions services, including featured listings, promoted deals, nearby listings and other display advertising to its customers. These arrangements are recognized over-time, generally during a month-to-month subscription period as the products are provided. The Company may also provide services to its customers, including access to the Company’s orders functionality, which are recognized at a point in time, typically when an order for delivery or pickup is submitted. The Company rarely needs to allocate the transaction price to separate performance obligations. In the rare case that allocation of the transaction price is needed, the Company recognizes revenue in proportion to the standalone selling prices of the underlying services at contract inception. Starting on January 1, 2021, the Company eliminated the technology services fee charge related to the Company’s orders functionality.

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from subscription offerings, as described above, and is recognized as the revenue recognition criteria are met. The prior year deferred revenue balance of $5.3 million was fully recognized in the first quarter of fiscal year 2021, and the deferred revenue balance as of September 30, 2021 of $7.8 million is expected to be fully recognized within the next twelve months. The Company generally invoices customers and receives payment on an upfront basis and payments do not include significant financing components or variable consideration and there are generally no rights of return or refunds after the subscription period has passed.

The following table summarizes the Company’s disaggregated net revenue information (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Revenues recognized over time(1)	$50,884	$44,459	$138,969	$112,615
Revenues recognized at a point in time(2)	—	2,046	—	4,855
Total revenues	$50,884	$46,505	$138,969	$117,470
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(1)	Revenues from listing subscription services, featured listings and other advertising products.
(2)	Revenues from use of orders functionality.

The following table summarizes the Company’s U.S. and foreign revenues (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
U.S. revenues	$50,884	$34,877	$138,969	$91,275
Foreign revenues	—	11,628	—	26,195
Total revenues	$50,884	$46,505	$138,969	$117,470

All foreign revenues were generated in Canada. During the second half of fiscal 2020, the Company discontinued its services to Canada-based retail operator clients who failed to provide valid license information, similar to the transition the Company implemented in California at the end of fiscal 2019. Following the completion of the discontinuation of such services, all revenue has been generated in the United States.

Revenue Recognition

The Company’s revenues are derived primarily from monthly subscriptions and additional offerings for access to the Company’s Weedmaps platform and our SaaS solutions. The Company recognizes revenue when the fundamental criteria for revenue recognition are met. The Company recognizes revenue by applying the following steps: the contract with the customer is identified; the performance obligations in the contract are identified; the transaction price is determined; the transaction price is allocated to the performance obligations in the contract; and revenue is recognized when (or as) the Company satisfies these performance obligations in an amount that reflects the consideration it expects to be entitled to in exchange for those services.

Substantially all of the Company’s revenue is generated by providing standard listing subscription services and other paid listing subscriptions services, including featured listings, promoted deals, nearby listings and other display advertising to its customers. These arrangements are recognized over-time, generally during a month-to-month subscription period as the products are provided. The Company may also provide services to its customers, including access to the Company’s orders functionality, which are recognized at a point in time, typically when an order for delivery or pickup is submitted. The Company rarely needs to allocate the transaction price to separate performance obligations. In the rare case that allocation of the transaction price is needed, the Company recognizes revenue in proportion to the standalone selling prices of the underlying services at contract inception.

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from subscription offerings, as described above, and is recognized as the revenue recognition criteria are met. The prior year deferred revenue balance of $4.3 million was fully recognized in fiscal year 2020, and the current year deferred revenue balance of $5.3 million is expected to be recognized in 2021, which is expected to be within the next year. The Company generally invoices customers and receives payment on an upfront basis and payments do not include significant financing components or variable consideration and there are generally no rights of return or refunds after the subscription period has passed.

The following table summarizes the Company’s disaggregated net revenue information for the years ended December 31, 2020, 2019 and 2018:

	2018	2019	2020
Revenues recognized over time(1)	$101,402,007	$143,489,929	$155,362,875
Revenues recognized at a point in time(2)	—	741,550	6,427,887
Total revenues	$101,402,007	$144,231,479	$161,790,762

(1)	Revenues from listing subscription services, featured listings and other advertising products.

(2)	Revenues from use of orders functionality.

The following table summarizes the Company’s U.S. and foreign revenues for the years ended December 31, 2020, 2019 and 2018:

	2018	2019	2020
U.S. revenues	$100,670,847	$132,076,823	$130,373,022
Foreign revenues	731,160	12,154,656	31,417,740
Total revenues	$101,402,007	$144,231,479	$161,790,762

All foreign revenues were generated in Canada.

Income Taxes
Income Taxes

The Company uses the asset and liability method of accounting for income taxes under ASC 740 - Income Taxes. Under the guidance, deferred tax assets and liabilities are recognized for the future tax consequences of (i) temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities and (ii) operating loss and tax credit carryforwards. Deferred income tax assets and liabilities are based on enacted tax rates applicable to the future period when those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period the rate change is enacted. A valuation allowance is provided for deferred tax assets when it is more-likely-than-not the deferred tax assets will not be realized.

The tax provision for interim periods is determined using an estimate of the Company’s annual effective tax rate, adjusted for discrete items, if any, that arise during the period. Each quarter, the Company updates its estimate of its annual effective tax rate, and if the estimated annual effective tax rate changes, the Company makes a cumulative adjustment in such period. The quarterly tax provision, and estimate of the Company’s annual effective tax rate, is subject to variation due to several factors, including variability in pre-tax income (or loss), revaluations of the warrant liability, changes in flow-through income not subject to tax and tax law developments.

As a result of the Business Combination, WM Technology, Inc. became the sole managing member of WMH LLC, which is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, WMH LLC is not subject to U.S. federal and certain state and local income taxes. Accordingly, no provision for U.S. federal and state income taxes has been recorded in the financial statements for the period of January 1 to June 16, 2021 as this period was prior to the Business Combination. Any taxable income or loss generated by WMH LLC is passed through to and included in the taxable income or loss of its members, including WM Technology, Inc. following the Business Combination, on a pro rata basis. WM Technology, Inc. is subject to U.S. federal income taxes, in addition to state and local income taxes with respect to its allocable share of any taxable income of WMH LLC following the Business Combination. The Company is also subject to taxes in foreign jurisdictions.

For the three and nine months ended September 30, 2021, the Company recorded a provision for income taxes of $0.4 million and $0.2 million, respectively. The provision for income taxes during the first quarter of 2021 was the result of an audit performed by the Canada Revenue Agency on prior years income taxes paid by the Company’s subsidiary, WM Canada Holdings, Inc. The effective tax rates differ from the federal statutory rate of 21% primarily due to the impact of warrant valuations, non-controlling interests represented by the portion of the flow-through income not subject to tax, permanent stock based compensation, and state taxes.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company does not believe it has any uncertain income tax positions that are more-likely-than-not to materially affect its condensed consolidated financial statements.

Income Taxes

Other than for the Company’s foreign subsidiaries that are subject to their jurisdictions’ income tax laws, the remaining subsidiaries, as well as the holding entity, are not subject to income tax, with the members of the Company including their respective share of the Company’s profits and losses in their individual income tax returns. For the year ended December 31, 2019, the Company recorded a provision for income taxes of approximately $1.3 million, related to estimated taxable income from operations of WM Canada Holdings, Inc., in the accompanying statement of operations. No provision for income taxes was recorded for the year ended December 31, 2020 and 2018.

The components of income (loss) before income taxes for the years ended December 31, 2020, 2019 and 2018 were as follows:

	2018	2019	2020
United States	$12,010,276	$(4,152,308)	$38,877,652
Foreign	669,235	5,097,668	(47,659)
Net income (loss) before provision for income taxes	$12,679,511	$945,360	$38,829,993

While electing Limited Liability Company status, the Company does not believe it has any uncertain income tax positions that are more likely that not to materially affect its consolidated financial statements. The Company’s federal and state income tax returns remain open to agency examination for the standard statutory length of time after filing.

Concentrations of Credit Risk
Concentrations of Credit Risk

The Company’s financial instruments are potentially subject to concentrations of credit risk. The Company places its cash with high quality credit institutions. From time to time, the Company maintains cash balances at certain institutions in excess of the Federal Deposit Insurance Corporation limit. Management believes that the risk of loss is not significant and has not experienced any losses in such accounts.

Concentrations of Credit Risk

The Company’s financial instruments are potentially subject to concentrations of credit risk. The Company places its cash with high quality credit institutions. From time to time, the Company maintains cash balances at certain institutions in excess of the Federal Deposit Insurance Corporation limit. Management believes that the risk of loss is not significant and has not experienced any losses in such accounts.

Fair Value Measurements
Fair Value Measurements

The Company follows the guidance in ASC 820 - Fair Value Measurements for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

●
Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

●
Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

●	Level 3: Unobservable inputs based on the Company assessment of the assumptions that market participants would use in pricing the asset or liability.
Fair Value Measurements At December 31, 2020 and 2019, the Company did not have any assets or liabilities measured at fair value on a recurring or nonrecurring basis.
Cost of Revenue	Cost of Revenue The Company’s cost of revenue primarily consists of web hosting, internet service costs, and credit card processing costs.	Cost of Revenue The Company’s cost of revenue primarily consists of web hosting, internet service costs, and credit card processing costs.
Product Development Costs
Product Development Costs

Product development costs includes salaries and benefits for employees, including engineering and technical teams who are responsible for building new products, as well as improving existing products. Product development costs that do not meet the criteria for capitalization are expensed as incurred.

Product Development Costs

Product development costs includes salaries and benefits for employees, including engineering and technical teams who are responsible for building new products, as well as improving existing products. Product development costs that do not meet the criteria for capitalization are expensed as incurred.

Advertising
Advertising

The Company expenses the cost of advertising in the period incurred. Advertising expense totaled $4.1 million and $2.4 million for the three months ended September 30, 2021 and 2020, respectively, and $11.9 million and $6.7 million for the nine months ended September 30, 2021 and 2020, respectively, and are included in sales and marketing expense in the accompanying condensed consolidated statements of income.

Advertising

The Company expenses the cost of all advertising in the period incurred. Advertising expense totaled $10.6 million, $20.6 million, and $6.6 million, for the years ended December 31, 2020, 2019 and 2018, respectively, and are included in sales and marketing expense in the accompanying consolidated statements of operations.

Other expense, net
Other expense, net

The company records interest expense, financing fees, political contributions, legal settlements, gain (loss) on currency exchange, and other tax related expenses in other expenses in the accompanying statement of operations. Total political contributions for the year ended December 31, 2020, 2019 and 2018 was $773,370, $915,250, and $795,275, respectively. The Company expenses the cost of all political contributions in the period incurred. Financing fees totaled $807,474, $3,540,636, and $286,228 for the years ended December 31, 2020, 2019 and 2018, respectively. The large increase in financing fees in 2019 related to legal and other consulting fees the Company incurred while working on multiple financing projects. The Company also incurred $610,539 in sales tax paid by one of the Company’s Canadian subsidiaries in 2019 due to certain sales taxes not collected from customers in the foreign jurisdiction and ultimately paid by the Company. No such cost was incurred in 2020 and 2018. The Company also recorded a gain (loss) from currency exchange of ($729,505), ($34,705) and $7,455 for fiscal years ended December 31, 2020, 2019 and 2018 related to revenue generated in Canada.

Stock-Based Compensation
Stock-Based Compensation

The Company measures fair value of employee stock-based compensation awards on the date of grant and allocates the related expense over the requisite service period. The fair value of the Class P Units are measured using the Black-Scholes-Merton valuation model. When awards include a performance condition that impacts the vesting for exercisability of the award, the Company records compensation cost when it becomes probable that the performance condition will be met and the service is provided. The expected volatility is based on the historical volatility and implied volatilities for comparable companies, the expected life of the award is based on the simplified method.

The Company accounts for nonemployee stock-based transactions using the fair value of the consideration received (i.e., the value of the goods or services) or the fair value of the equity instruments issued, whichever is more reliably measurable.

Stock-Based Compensation

The Company measures all employee stock-based compensation awards on the date of grant using the Black-Scholes-Merton valuation model and allocates the related expense over the requisite service period. When awards include a performance condition that impacts the vesting for exercisability of the award, the Company records compensation cost when it becomes probable that the performance condition will be met and the service is provided. The expected volatility is based on the historical volatility and implied volatilities for comparable companies, the expected life of the award is based on the simplified method.
The Company accounts for nonemployee stock-based transactions using the fair value of the consideration received (i.e., the value of the goods or services) or the fair value of the equity instruments issued, whichever is more reliably measurable.

Segment Reporting	Segment Reporting The Company and its subsidiaries operate in one business segment.	Segment Reporting The Company and its subsidiaries operate in one business segment.
Earnings Per Unit
Earnings Per Share

Basic income (loss) per share is computed by dividing net income (loss) attributable to WM Technology, Inc. by the weighted-average number of shares of Class A Common Stock outstanding during the period.

Diluted income (loss) per share is computed giving effect to all potential weighted-average dilutive shares for the period. The dilutive effect of outstanding awards or financial instruments, if any, is reflected in diluted income (loss) per share by application of the treasury stock method or if-converted method, as applicable.

Prior to the Business Combination, the membership structure of Legacy WMH included units which had profit interests. The Company analyzed the calculation of earnings per unit for periods prior to the Business Combination and determined that it resulted in values that would not be meaningful to the users of these condensed consolidated financial statements. As a result, earnings per share information has not been presented for periods prior to the Business Combination on June 16, 2021. The basic and diluted income (loss) per share for the nine months ended September 30, 2021 represent the period from June 16, 2021 (Closing Date) to September 30, 2021.

Earnings Per Unit

Earnings per unit amounts are computed independently for earnings per unit from continuing operations, loss per unit from discontinued operations and net earnings per unit. As a result, the sum of per unit amounts from continuing operations and discontinued operations may not equal the total per unit amounts for net earnings.

All Class A Units, including Class A-1, Class A-2, and Class A-3 Units, have been included in the calculations for earnings per unit as of December 31, 2020, 2019 and 2018 primarily due to their voting and distribution rights. Since Class B Units had no voting, distribution, or dividend rights and were subject to exercise limitations, such units have been excluded from the calculations for earnings per unit as of December 31, 2020, 2019 and 2018. No other dilutive instruments were outstanding as of December 31, 2020, 2019, and 2018. See Note 8 for further discussion.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842). The guidance in this ASU supersedes the leasing guidance in Topic 840, Leases. Under the new guidance, lessees are required to recognize lease assets and lease liabilities on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statements of operations. The Company adopted ASC 842 as of January 1, 2021, using the modified retrospective transition approach by recording an ROU asset and lease liability for operating leases of $43.3 million and $48.4 million, respectively, at that date; the Company did not have any finance lease assets and liabilities upon adoption or any arrangements where it acts as a lessor. Adoption of ASC 842 did not have an effect on the Company’s retained earnings. The Company availed itself of the practical expedients provided under ASC 842 regarding identification of leases, lease classification, indirect costs, and the combination of lease and non-lease components for all classes of assets. The Company continues to account for leases in the prior period financial statements under ASC 840.

Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842). The guidance in this ASU supersedes the leasing guidance in Topic 840, Leases. Under the new guidance, lessees are required to recognize lease assets and lease liabilities on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statements of operations. The new guidance is effective for private companies for annual periods beginning after December 15, 2020, with early adoption permitted. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements, with certain practical expedients available. The Company has multiple long-term operating leases and is currently in the process of evaluating the impact of the new accounting guidance on its consolidated balance sheets, consolidated statement of income and cash flows.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), requiring an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The updated standard will replace most existing revenue recognition guidance in GAAP when it becomes effective and permits the use of either a full retrospective or retrospective with cumulative effect transition method. The Company used the modified retrospective method of adoption, which would require the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of retained earnings on January 1, 2019. Comparative prior year periods would not be adjusted. The new accounting standard was applied to all contracts at the date of initial application. There was no cumulative effect of applying the new revenue standard to contracts executed in prior periods. As such, the adoption of the new accounting standard had no impact on the balance sheet and statement of operations in the current or prior periods.
In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The ASU simplifies the measurement of goodwill impairment by eliminating the requirement that an entity compute the implied fair value of goodwill based on the fair values of its assets and liabilities to measure impairment. Instead, goodwill impairment will be measured as the difference between the fair value of the reporting unit and the carrying value of the reporting unit. The ASU also clarifies the treatment of the income tax effect of tax deductible goodwill when measuring goodwill impairment loss. The guidance is effective for reporting periods beginning after December 15, 2021. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements.